Debt Securities In Issue - Additional Information-Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt securities in issue [line items]
Change in carrying value	£ 48,860	£ 54,792
Santander UK Group Holdings plc [member]
Debt securities in issue [line items]
Change in carrying value	6,256	4,464
Unrealised foreign exchange differences	(106)
Santander UK Group Holdings plc [member] | Debt Securities [member]
Debt securities in issue [line items]
Change in carrying value	6,256	£ 4,464
Cash changes	2,103
Non-cash changes	(311)
Unrealised foreign exchange differences	(324)
Other changes	£ 13